Current Liabilities - Warrants Financial Liability (Details)	1 Months Ended	6 Months Ended
	Aug. 25, 2022 USD ($) $ / shares shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)
Current Liabilities - Warrants Financial Liability (Details) [Line Items]
Total consideration | $	$ 13,299,996
Total granted | $	$ 161,017
Warrants exercise price (in Dollars per share) | $ / shares	$ 5.16
Fair value gain, net of translation adjustments		$ 212,807	$ (160,664)
ADSs [Member]
Current Liabilities - Warrants Financial Liability (Details) [Line Items]
Issuance of shares (in Shares) | shares	3,220,338
Pre-funded warrants (in Shares) | shares	3,220,338